Share Capital - Common Shares Outstanding (Details) - shares	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
Share Capital
Balance, beginning of year (in shares)	85,605,969	85,183,000	84,820,000
Stock options and share units exercised (in shares)	427,000	423,000	363,000
Repurchased shares (in shares)	(10,500)
Balance, end of year (in shares)	86,022,028	85,605,969	85,183,000